CornerCap Small-Cap Value Fund
Small-Cap Value Fund
Investment Objective
The CornerCap Small-Cap Value Fund’s (the “Small-Cap Value Fund”) investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Value Fund.
Shareholder Fees (Fees paid directly from your investment)

The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees	CornerCap Small-Cap Value Fund
Redemption Fee	1.00%

Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the applicable Small-Cap Value Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Small-Cap Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fee		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	[1][2]	1.31%
[1]	The Small-Cap Value Fund bears a pro rata share of the fees and expenses of the other funds in which Small-Cap Value Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Small-Cap Value Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Small-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Adviser has contractually agreed to waive fees and reimburse the Small-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. The contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Small-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Small-Cap Value Fund	133	457	804	1,782

Portfolio Turnover
The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies
The Small-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. A secondary objective is to generate income from dividends or interest on securities. The Small-Cap Value Fund normally invests more than 80% of its net assets (determined at the time of investment based on net assets, including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by the Adviser as stocks with a market capitalization of under $2 billion). Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Small-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Small Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Small Cap Value Fund, or to raise cash.
Principal Risks
An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Small-Cap Value Fund are:
EQUITY SECURITY RISK: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.
SMALL COMPANY RISK: Stocks of smaller companies may have more risks than larger companies as they generally have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small companies that for the securities of large companies thus small-cap securities may be more susceptible to market downturns and their prices may be more volatile.
BUSINESS AND COMPANY RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.
MANAGEMENT RISK: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.
UNDERVALUED STOCKS RISK: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

Performance
The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Year-by-year total return as of 12/31 each year (%)

Year to Date Total Return as of June 30, 2013: 15.96% Highest Quarter: June 30, 2009 31.05% Lowest Quarter: December 31, 2008 (31.98)%
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Small-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Small-Cap Value Fund	13.86%	4.70%	7.75%	8.71%	Sep. 30, 1992
CornerCap Small-Cap Value Fund Return After Taxes on Distributions	12.82%	4.40%	6.85%	7.69%	Sep. 30, 1992
CornerCap Small-Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	10.38%	4.00%	6.62%	7.53%	Sep. 30, 1992
CornerCap Small-Cap Value Fund Russell 2000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	18.05%	3.55%	9.50%	10.72%	Sep. 30, 1992